Mineral Property, Plant and Equipment (Schedule of Mineral Property) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 410,132	$ 433,548	$ 395,416	$ 395,205
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	79,625	112,002
Mine plan and development	51,388	48,383
Environmental	142,814	133,638
Consulting and wages	58,610	55,076
Reclamation and remediation (Note 6)	46,899	56,811
Site activities	29,942	26,488
Mine equipment	78	949
Total	$ 409,356	$ 433,347		$ 395,115